INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
SCHEDULE OF INTANGIBLE ASSETS

	2023	2024
	S$	S$

Goodwill	355	355
Acquired intellectual properties licenses (Note (a))	7,918	7,276
Computer software licenses (Note (b))	4,140	1,980
Acquired customer relationship (Note (c))	-	51,122
Acquired private blood bank license (Note (d))	-	32,317
Total	12,413	93,050

SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS

(a)	Acquired intellectual properties licenses

	2023	2024
	S$	S$

Cost:
At beginning and end of financial year	62,060	62,060

Accumulated amortization:
At beginning of financial year	49,933	54,142
Amortization charge	4,209	642
At end of financial year	54,142	54,784

Carrying value	7,918	7,276

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

(b)	Computer software licenses

	2023	2024
	S$	S$

Cost:
At beginning of financial year	11,794	11,737
Currency realignment	(57)	56
At end of financial year	11,737	11,793

Accumulated amortization:
At beginning of financial year	5,467	7,597
Amortization charge	2,187	2,160
Currency realignment	(57)	56
At end of financial year	7,597	9,813

Carrying value	4,140	1,980

(c)	Acquired customer relationship

	2023	2024
	S$	S$

Cost:
At beginning of financial year	-	-
Addition	-	51,122
At end of financial year	-	51,122

Accumulated amortization:
At beginning and end of financial year	-	-

Carrying value	-	51,122

Management has evaluated, assessed and concluded that the amortization for customer relationship during the year to be of clearly trivial.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

(d)	Acquired private blood bank license

	2023	2024
	S$	S$

Cost:
At beginning of financial year	-	-
Addition	-	43,089
At end of financial year	-	43,089

Accumulated amortization:
At beginning of financial year	-	-
Amortization charge	-	10,397
Currency realignment	-	375
At end of financial year	-	10,772

Carrying value	-	32,317

SCHEDULE OF AMORTIZATION EXPENSE

	2023	2024
	S$	S$

Acquired intellectual properties licenses	4,209	642
Computer software licenses	2,187	2,160
Acquired customer relationship	-	-
Acquired private blood bank license	-	10,397
Total	6,396	13,199
Less: Accounted under
“Research expenses” (Note 18)	(4,209)	(642)
	2,187	12,557